Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	OAK ASSOCIATES FUNDS
Entity Central Index Key	0001050918
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000017876
Shareholder Report [Line Items]
Fund Name	Black Oak Emerging Technology Fund
Class Name	Class I
Trading Symbol	BOGSX
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/black-oak-emerging-technology/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.06%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.06%
AssetsNet	$ 61,936,317
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 218,835
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$61,936,317
Number of Portfolio Holdings	28
Advisory Fee	$218,835
Portfolio Turnover	7%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Cash & Other Assets	4.4%
Communications	2.2%
Health Care	3.1%
Consumer Discretionary	3.5%
Industrials	9.7%
Technology	77.1%

C000017877
Shareholder Report [Line Items]
Fund Name	Live Oak Health Sciences Fund
Class Name	Class I
Trading Symbol	LOGSX
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/live-oak-health-sciences/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
AssetsNet	$ 49,479,495
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 190,806
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$49,479,495
Number of Portfolio Holdings	29
Advisory Fee	$190,806
Portfolio Turnover	3%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Cash & Other Assets	3.2%
Health Care	96.8%

C000017874
Shareholder Report [Line Items]
Fund Name	Pin Oak Equity Fund
Class Name	Class I
Trading Symbol	POGSX
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/pin-oak-equity/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 144,763,954
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 533,274
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$144,763,954
Number of Portfolio Holdings	31
Advisory Fee	$533,274
Portfolio Turnover	10%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Cash & Other Assets	2.2%
Materials	4.0%
Industrials	5.4%
Energy	6.6%
Consumer Discretionary	7.5%
Communications	16.0%
Financials	17.2%
Health Care	17.8%
Technology	23.3%

C000017875
Shareholder Report [Line Items]
Fund Name	Red Oak Technology Select Fund
Class Name	Class I
Trading Symbol	ROGSX
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/red-oak-technology-select/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 772,348,621
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,666,083
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$772,348,621
Number of Portfolio Holdings	29
Advisory Fee	$2,666,083
Portfolio Turnover	6%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Cash & Other Assets	0.9%
Industrials	4.8%
Consumer Discretionary	9.0%
Communications	18.5%
Technology	66.8%

C000017879
Shareholder Report [Line Items]
Fund Name	River Oak Discovery Fund
Class Name	Class I
Trading Symbol	RIVSX
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/river-oak-discovery/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	1.25%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.25%
AssetsNet	$ 15,314,767
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 62,721
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$15,314,767
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$62,721
Portfolio Turnover	20%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Cash & Other Assets	3.2%
Consumer Discretionary	2.2%
Energy	2.2%
Health Care	9.6%
Financials	19.7%
Industrials	20.0%
Technology	43.1%

C000017878
Shareholder Report [Line Items]
Fund Name	Rock Oak Core Growth Fund
Class Name	Class I
Trading Symbol	RCKSX
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/rock-oak-core-growth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
AssetsNet	$ 12,795,991
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 25,165
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$12,795,991
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$25,165
Portfolio Turnover	13%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Cash & Other Assets	1.4%
Consumer Discretionary	1.7%
Communications	3.3%
Technology	10.8%
Materials	12.0%
Financials	12.6%
Energy	13.2%
Health Care	17.0%
Industrials	28.0%

C000017873
Shareholder Report [Line Items]
Fund Name	White Oak Select Growth Fund
Class Name	Class I
Trading Symbol	WOGSX
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/white-oak-select-growth/
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 476,902,999
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,670,507
InvestmentCompanyPortfolioTurnover	5.00%